Average Annual Total Returns - FidelityGrowthCompanyK6Fund-PRO - FidelityGrowthCompanyK6Fund-PRO - Fidelity Growth Company K6 Fund	Jan. 28, 2023
Fidelity Growth Company K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(32.62%)
Since Inception	14.09%
RS007
Average Annual Return:
Past 1 year	(28.97%)
Since Inception	10.06%	[1]

[1]	A From June 13, 2019